Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (63,872)	$ (69,193)
Non-cash or non operating items
Depreciation	533	647
Gain on sale of royalty	0	(6)
Interest on credit facility loans	9	14
Interest income	(146)	(237)
Loss on revaluation of warrant liabilities	204	(7)
Share-based compensation	9,342	3,970
Unrealized exchange loss (gain)	1,851	125
Changes in working capital items
Amounts receivable and prepaid expenses	(550)	481
Trade and other payables	(6,132)	(158)
Payables to related parties	941	(380)
Net cash used in operating activities	(57,820)	(64,744)
Investing activities
Proceeds from sale of royalty	0	6
Interest received on cash and cash equivalents	130	214
Net cash from investing activities	130	220
Financing activities
Proceeds from issuance of shares	57,701	57,811
Transaction costs in the issuance of shares	(4,060)	(5,326)
Proceeds from private placement of shares	24,938	8,061
Transaction costs for the private placement of shares	(232)	(150)
Transaction costs for the private placement of special warrants	0	(2)
Proceeds from the exercise of share purchase options and warrants	12,441	791
Payments of principal portion of lease liabilities	(294)	(354)
Receipt of of credit facility loans	0	2,317
Repayment of credit facility loans	(2,523)	0
Subscriptions received for private placement	0	699
Costs for private placement not completed at year end	0	(6)
Withholding taxes paid on equity-settled restricted share units	0	(9)
Net cash from financing activities	87,971	63,832
Net decrease in cash and cash equivalents	30,281	(692)
Effect of exchange rate fluctuations on cash and cash equivalents	(1,859)	(142)
Cash and cash equivalents - beginning balance	14,038	14,872
Cash and cash equivalents - ending balance	$ 42,460	$ 14,038